Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 12
Entity Central Index Key	0001051562
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
PGIM GLOBAL REAL ESTATE FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class A
Trading Symbol	PURAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class A	$71	1.36%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.36%
Net Assets	$ 1,079,448,140
Holdings Count | Holding	84
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 1,079,448,140
Number of fund holdings	84
Portfolio turnover rate for the period	64%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	20.2%
Industrial REITs	16.1%
Specialized REITs	15.9%
Health Care REITs	14.3%
Diversified Real Estate Activities	7.7%
Residential REITs	7.2%
Real Estate Operating Companies	5.6%
Diversified REITs	4.0%
Office REITs	3.9%
Affiliated Mutual Fund - Short Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Facilities	2.1%
Internet Services & Infrastructure	1.2%
Hotel & Resort REITs	1.0%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

PGIM GLOBAL REAL ESTATE FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class C
Trading Symbol	PURCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class C	$125	2.38%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	2.38%
Net Assets	$ 1,079,448,140
Holdings Count | Holding	84
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 1,079,448,140
Number of fund holdings	84
Portfolio turnover rate for the period	64%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	20.2%
Industrial REITs	16.1%
Specialized REITs	15.9%
Health Care REITs	14.3%
Diversified Real Estate Activities	7.7%
Residential REITs	7.2%
Real Estate Operating Companies	5.6%
Diversified REITs	4.0%
Office REITs	3.9%
Affiliated Mutual Fund - Short Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Facilities	2.1%
Internet Services & Infrastructure	1.2%
Hotel & Resort REITs	1.0%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

PGIM GLOBAL REAL ESTATE FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class R
Trading Symbol	PURRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of the PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R	$84	1.59%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.59%
Net Assets	$ 1,079,448,140
Holdings Count | Holding	84
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 1,079,448,140
Number of fund holdings	84
Portfolio turnover rate for the period	64%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	20.2%
Industrial REITs	16.1%
Specialized REITs	15.9%
Health Care REITs	14.3%
Diversified Real Estate Activities	7.7%
Residential REITs	7.2%
Real Estate Operating Companies	5.6%
Diversified REITs	4.0%
Office REITs	3.9%
Affiliated Mutual Fund - Short Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Facilities	2.1%
Internet Services & Infrastructure	1.2%
Hotel & Resort REITs	1.0%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

PGIM GLOBAL REAL ESTATE FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class Z
Trading Symbol	PURZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class Z	$49	0.94%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
Net Assets	$ 1,079,448,140
Holdings Count | Holding	84
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 1,079,448,140
Number of fund holdings	84
Portfolio turnover rate for the period	64%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	20.2%
Industrial REITs	16.1%
Specialized REITs	15.9%
Health Care REITs	14.3%
Diversified Real Estate Activities	7.7%
Residential REITs	7.2%
Real Estate Operating Companies	5.6%
Diversified REITs	4.0%
Office REITs	3.9%
Affiliated Mutual Fund - Short Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Facilities	2.1%
Internet Services & Infrastructure	1.2%
Hotel & Resort REITs	1.0%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

PGIM GLOBAL REAL ESTATE FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class R2
Trading Symbol	PUREX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of the PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R2	$69	1.31%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.31%
Net Assets	$ 1,079,448,140
Holdings Count | Holding	84
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 1,079,448,140
Number of fund holdings	84
Portfolio turnover rate for the period	64%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	20.2%
Industrial REITs	16.1%
Specialized REITs	15.9%
Health Care REITs	14.3%
Diversified Real Estate Activities	7.7%
Residential REITs	7.2%
Real Estate Operating Companies	5.6%
Diversified REITs	4.0%
Office REITs	3.9%
Affiliated Mutual Fund - Short Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Facilities	2.1%
Internet Services & Infrastructure	1.2%
Hotel & Resort REITs	1.0%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

PGIM GLOBAL REAL ESTATE FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class R4
Trading Symbol	PURGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of the PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R4	$56	1.06%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%
Net Assets	$ 1,079,448,140
Holdings Count | Holding	84
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 1,079,448,140
Number of fund holdings	84
Portfolio turnover rate for the period	64%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	20.2%
Industrial REITs	16.1%
Specialized REITs	15.9%
Health Care REITs	14.3%
Diversified Real Estate Activities	7.7%
Residential REITs	7.2%
Real Estate Operating Companies	5.6%
Diversified REITs	4.0%
Office REITs	3.9%
Affiliated Mutual Fund - Short Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Facilities	2.1%
Internet Services & Infrastructure	1.2%
Hotel & Resort REITs	1.0%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

PGIM GLOBAL REAL ESTATE FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class R6
Trading Symbol	PGRQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Cl ass R6 shares of the PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R6	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 1,079,448,140
Holdings Count | Holding	84
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 1,079,448,140
Number of fund holdings	84
Portfolio turnover rate for the period	64%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Sector Classification	% of Net Assets
Retail REITs	20.2%
Industrial REITs	16.1%
Specialized REITs	15.9%
Health Care REITs	14.3%
Diversified Real Estate Activities	7.7%
Residential REITs	7.2%
Real Estate Operating Companies	5.6%
Diversified REITs	4.0%
Office REITs	3.9%
Affiliated Mutual Fund - Short Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Facilities	2.1%
Internet Services & Infrastructure	1.2%
Hotel & Resort REITs	1.0%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

PGIM JENNISON TECHNOLOGY FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Technology Fund
Class Name	Class A
Trading Symbol	PGKAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Jennison Tech nology F und (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class A	$55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Net Assets	$ 42,397,345
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 42,397,345
Number of fund holdings	41
Portfolio turnover rate for the period	10%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	48.7%
Software	15.1%
Affiliated Mutual Fund - Short Term Investment (9.6% represents investments purchased with collateral from securities on loan)	13.3%
Technology Hardware, Storage & Peripherals	8.2%
Interactive Media & Services	4.3%
Broadline Retail	3.5%
IT Services	3.4%
Electronic Equipment, Instruments & Components	2.0%
Communications Equipment	1.8%
Electric Utilities	1.7%
Pharmaceuticals	1.3%
Industry Classification	% of Net Assets
Electrical Equipment	1.2%
Entertainment	1.1%
Automobiles	1.0%
Hotels, Restaurants & Leisure	0.9%
Financial Services	0.8%
Health Care Equipment & Supplies	0.7%
Biotechnology	0.6%
109.6%
Liabilities in excess of other assets	(9.6)%
100.0%

PGIM JENNISON TECHNOLOGY FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Technology Fund
Class Name	Class C
Trading Symbol	PGKCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class C	$93	1.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.85%
Net Assets	$ 42,397,345
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 42,397,345
Number of fund holdings	41
Portfolio turnover rate for the period	10%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	48.7%
Software	15.1%
Affiliated Mutual Fund - Short Term Investment (9.6% represents investments purchased with collateral from securities on loan)	13.3%
Technology Hardware, Storage & Peripherals	8.2%
Interactive Media & Services	4.3%
Broadline Retail	3.5%
IT Services	3.4%
Electronic Equipment, Instruments & Components	2.0%
Communications Equipment	1.8%
Electric Utilities	1.7%
Pharmaceuticals	1.3%
Industry Classification	% of Net Assets
Electrical Equipment	1.2%
Entertainment	1.1%
Automobiles	1.0%
Hotels, Restaurants & Leisure	0.9%
Financial Services	0.8%
Health Care Equipment & Supplies	0.7%
Biotechnology	0.6%
109.6%
Liabilities in excess of other assets	(9.6)%
100.0%

PGIM JENNISON TECHNOLOGY FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Technology Fund
Class Name	Class Z
Trading Symbol	PGKZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class Z	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 42,397,345
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 42,397,345
Number of fund holdings	41
Portfolio turnover rate for the period	10%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	48.7%
Software	15.1%
Affiliated Mutual Fund - Short Term Investment (9.6% represents investments purchased with collateral from securities on loan)	13.3%
Technology Hardware, Storage & Peripherals	8.2%
Interactive Media & Services	4.3%
Broadline Retail	3.5%
IT Services	3.4%
Electronic Equipment, Instruments & Components	2.0%
Communications Equipment	1.8%
Electric Utilities	1.7%
Pharmaceuticals	1.3%
Industry Classification	% of Net Assets
Electrical Equipment	1.2%
Entertainment	1.1%
Automobiles	1.0%
Hotels, Restaurants & Leisure	0.9%
Financial Services	0.8%
Health Care Equipment & Supplies	0.7%
Biotechnology	0.6%
109.6%
Liabilities in excess of other assets	(9.6)%
100.0%

PGIM JENNISON TECHNOLOGY FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Technology Fund
Class Name	Class R6
Trading Symbol	PGKRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class R6	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 42,397,345
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 42,397,345
Number of fund holdings	41
Portfolio turnover rate for the period	10%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	48.7%
Software	15.1%
Affiliated Mutual Fund - Short Term Investment (9.6% represents investments purchased with collateral from securities on loan)	13.3%
Technology Hardware, Storage & Peripherals	8.2%
Interactive Media & Services	4.3%
Broadline Retail	3.5%
IT Services	3.4%
Electronic Equipment, Instruments & Components	2.0%
Communications Equipment	1.8%
Electric Utilities	1.7%
Pharmaceuticals	1.3%
Industry Classification	% of Net Assets
Electrical Equipment	1.2%
Entertainment	1.1%
Automobiles	1.0%
Hotels, Restaurants & Leisure	0.9%
Financial Services	0.8%
Health Care Equipment & Supplies	0.7%
Biotechnology	0.6%
109.6%
Liabilities in excess of other assets	(9.6)%
100.0%